DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total revenue	$ 8,856,888	$ 6,112,531	$ 20,822,317	$ 10,228,447	$ 30,013,378	$ 6,755,436
Belgium
Total revenue			1,130
Bulgaria
Total revenue				3,035
Denmark
Total revenue			186,865	228,448
France
Total revenue			178,382	46,309
Germany
Total revenue			7,955,452	5,168,134
Greece
Total revenue			1,091,495	934,729
Hungary
Total revenue			756,919	122,383
Indonesia
Total revenue			6,607
Ireland
Total revenue			928,417	428,763
Italy
Total revenue			264,832	117,367
Jordan
Total revenue			33,133
Netherlands
Total revenue			2,648,166	1,457,962
Portugal
Total revenue			566,797	5,512
Poland
Total revenue				254,813
Sweden
Total revenue				9,652
UK
Total revenue			$ 6,204,122	$ 1,451,340